Share Capital, Share Premium and Reserves - Additional Information (Detail) - ₩ / shares	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Number of shares authorized	500,000,000	500,000,000
Par value per share	₩ 5,000	₩ 5,000
Number of issued common shares	357,815,700	357,815,700